Note 1 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jul. 01, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 01, 2016 USD ($)	Jul. 02, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Number of States in which Entity Operates	11								11
Debt Issuance Costs, Gross, Current	$ 700								$ 700
Debt Issuance Cost, Gross, Noncurrent	100								100
Revenues, Total		$ 387,689	$ 338,470	$ 288,927	$ 280,690	$ 356,767	$ 352,606	$ 272,135	1,314,765	$ 1,262,198	$ 1,279,567
Advertising Expense									2,400	2,100	2,000
Depreciation, Total									31,100	24,200	21,400
Gain (Loss) on Sale of Assets and Asset Impairment Charges											(5,100)
Net Income (Loss) Attributable to Parent, Total		4,377	(2,958)	(980)	320	7,789	6,821	965	(13,811)	15,895	56,399
Stockholders' Equity Attributable to Parent, Ending Balance	396,930	$ 422,439	$ 418,744	$ 424,330	$ 425,204	$ 406,610	$ 399,617	$ 393,342	396,930	425,204	392,835
Tax Cuts and Jobs Act, Reclassification from AOCI to Retained Earnings, Tax Effect	2,400
Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Pro Forma [Member]
Revenue from Contract with Customer, Including Assessed Tax									14,000
Net Income (Loss) Attributable to Parent, Total									5,300
Stockholders' Equity Attributable to Parent, Ending Balance	2,019,000								$ 2,019,000
Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life									30 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life									10 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life									15 years
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life									3 years
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life									5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life									3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life									7 years
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life									10 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life									20 years
Shipping and Handling [Member]
Revenues, Total									$ 40,600	$ 38,000	$ 38,300
General Mills Operations LLC [Member]
Unshipped Product	$ 14,400								$ 14,400
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | GMOL and B&G Foods [Member]
Concentration Risk, Percentage									9.00%	11.00%	12.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Top Ten Customers [Member]
Concentration Risk, Percentage									45.00%	46.00%
Seneca Food Plants [Member]
Number of Real Estate Properties	30								30
Seneca Foods Warehouses [Member]
Number of Real Estate Properties	34								34